Supplemental Guarantor Financial Information - Condensed Consolidating Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 166,200	$ 149,000	$ 35,800	$ 44,100	$ 47,900	$ 20,100
Accounts receivable, net	226,500	233,900		203,300
Inventories	293,000	283,100	283,100	285,600
Current deferred income taxes and other current assets	17,400	18,900		52,100
Total Current Assets	703,100	684,900		585,100
Property, Plant and Equipment, Net	281,800	277,800		324,900
Assets Held for Sale	0	2,600		0
Investment in Consolidated Subsidiaries	0	0		0
Goodwill	1,422,100	1,426,100		1,430,100	1,434,100
Other Intangible Assets	101,800	108,300		141,200
Other Assets	27,600	27,900		2,700
TOTAL ASSETS	2,536,400	2,527,600		2,484,000
Current Liabilities
Debt payable within one year	3,900	3,900		11,900
Trade accounts payable	192,100	168,700		118,500
Accrued expenses	145,000	183,400		180,000
Total Current Liabilities	341,000	356,000		310,400
Long-Term Debt	631,400	632,300	632,300	0
Other Long-Term Liabilities	52,200	48,100		94,500
Total Liabilities	1,024,600	1,036,400		404,900
Total Equity	1,511,800	1,491,200		2,079,100	2,055,700	1,997,500
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	2,536,400	2,527,600		2,484,000
Parent Company
Current Assets
Cash and cash equivalents	111,500	101,200		0
Accounts receivable, net	22,800	45,400		0
Inventories	0	0		0
Current deferred income taxes and other current assets	7,600	5,400		0
Total Current Assets	141,900	152,000		0
Property, Plant and Equipment, Net	0	0		0
Assets Held for Sale		0
Investment in Consolidated Subsidiaries	2,180,100	2,144,600		0
Goodwill	0	0		0
Other Intangible Assets	0	0		0
Other Assets	9,700	10,100		0
TOTAL ASSETS	2,331,700	2,306,700		0
Current Liabilities
Debt payable within one year	3,900	3,900		0
Trade accounts payable	175,000	165,200		0
Accrued expenses	8,100	12,600		0
Total Current Liabilities	187,000	181,700		0
Long-Term Debt	631,400	632,300
Other Long-Term Liabilities	1,450	1,500		0
Total Liabilities	819,900	815,500		0
Total Equity	1,511,800	1,491,200		0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	2,331,700	2,306,700		0
Guarantor Subsidiaries
Current Assets
Cash and cash equivalents	1,100	3,900	1,900	3,100	5,500	700
Accounts receivable, net	374,700	366,400		159,200
Inventories	254,700	244,100		236,900
Current deferred income taxes and other current assets	8,500	12,500		50,200
Total Current Assets	639,000	626,900		449,400
Property, Plant and Equipment, Net	221,900	216,700		193,800
Assets Held for Sale		0
Investment in Consolidated Subsidiaries	248,600	241,600		716,400
Goodwill	1,373,600	1,373,600		1,372,800
Other Intangible Assets	101,800	108,300		124,100
Other Assets	300	200		1,100
TOTAL ASSETS	2,585,200	2,567,300		2,857,600
Current Liabilities
Debt payable within one year	0	0		2,900
Trade accounts payable	338,300	325,600		113,600
Accrued expenses	109,600	137,400		140,500
Total Current Liabilities	447,900	463,000		257,000
Long-Term Debt	0	0
Other Long-Term Liabilities	46,800	42,200		87,600
Total Liabilities	494,700	505,200		344,600
Total Equity	2,090,500	2,062,100		2,513,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	2,585,200	2,567,300		2,857,600
Non-Guarantor Subsidiaries
Current Assets
Cash and cash equivalents	53,600	43,900	$ 33,900	41,000	$ 42,400	$ 19,400
Accounts receivable, net	228,000	229,800		60,900
Inventories	38,300	39,000		48,700
Current deferred income taxes and other current assets	1,300	1,000		1,900
Total Current Assets	321,200	313,700		152,500
Property, Plant and Equipment, Net	59,900	61,100		131,100
Assets Held for Sale		2,600
Investment in Consolidated Subsidiaries	0	0		0
Goodwill	48,500	52,500		57,300
Other Intangible Assets	0	0		17,100
Other Assets	17,600	17,600		1,600
TOTAL ASSETS	447,200	447,500		359,600
Current Liabilities
Debt payable within one year	0	0		9,000
Trade accounts payable	77,800	85,600		21,700
Accrued expenses	27,300	33,400		39,500
Total Current Liabilities	105,100	119,000		70,200
Long-Term Debt	0	0
Other Long-Term Liabilities	3,900	4,400		6,900
Total Liabilities	109,000	123,400		77,100
Total Equity	338,200	324,100		282,500
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	447,200	447,500		359,600
Consolidation, Eliminations
Current Assets
Cash and cash equivalents	0	0		0
Accounts receivable, net	(399,000)	(407,700)		(16,800)
Inventories	0	0		0
Current deferred income taxes and other current assets	0	0		0
Total Current Assets	(399,000)	(407,700)		(16,800)
Property, Plant and Equipment, Net	0	0		0
Assets Held for Sale		0
Investment in Consolidated Subsidiaries	(2,428,700)	(2,386,200)		(716,400)
Goodwill	0	0		0
Other Intangible Assets	0	0		0
Other Assets	0	0		0
TOTAL ASSETS	(2,827,700)	(2,793,900)		(733,200)
Current Liabilities
Debt payable within one year	0	0		0
Trade accounts payable	(399,000)	(407,700)		(16,800)
Accrued expenses	0	0		0
Total Current Liabilities	(399,000)	(407,700)		(16,800)
Long-Term Debt	0	0
Other Long-Term Liabilities	0	0		0
Total Liabilities	(399,000)	(407,700)		(16,800)
Total Equity	(2,428,700)	(2,386,200)		(716,400)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ (2,827,700)	$ (2,793,900)		$ (733,200)